Subsequent events (Details) - Feb. 25, 2020 - Potential ordinary share transactions [member] $ in Millions	USD ($)	SFr / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (per share) | SFr / shares		SFr 0.19
Dividends declared, amount | $	$ 95